September 26, 2018

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Collaborative Investment Series Trust, File Nos. 333-221072 and 811-23306

Dear Sir/Madam:

On behalf of Collaborative Investment Series Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 2 to the Trust’s Registration Statement under the Securities Act of 1933.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose for this filing is to add two new funds to the Trust: Innovative Preferred Plus Fund and Innovative Dividend Performers Fund.

If you have any questions, please contact Andrew Davalla at (614) 469-3353.

Very truly yours,

/s/ Andrew Davalla

Andrew Davalla